Restructuring, Impairment, and Plant Closing and Transition Costs - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		39 Months Ended
	May 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2024
Restructuring, impairment and plant closing costs
Proceeds from sale of business/assets				$ 6,000,000	$ 6,000,000
Gain (loss) on disposition of business/assets				(1,000,000)	6,000,000
Plant shut down costs		$ 37,000,000	$ 0	41,000,000	0
Accelerated depreciation		2,000,000	9,000,000	2,000,000	11,000,000
Cash charges		(4,000,000)	1,000,000	17,000,000	11,000,000
Performance Additives
Restructuring, impairment and plant closing costs
Proceeds from sale of businesses	$ 6,000,000
Loss on disposal of business	$ 2,000,000
Duisburg, Germany | Facility closing
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining		5,000,000		5,000,000
Duisburg, Germany | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring credit		5,000,000
Restructuring charges				10,000,000
Additional restructuring charges remaining		3,000,000		3,000,000
Duisburg, Germany | Facility closing | Performance Additives
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining		2,000,000		2,000,000
South Africa | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Proceeds from sale of business/assets			6,000,000
Gain (loss) on disposition of business/assets			6,000,000
Calais, France | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		1,000,000	0	8,000,000	4,000,000
Additional restructuring charges remaining		13,000,000		13,000,000
Plant shut down costs		1,000,000		5,000,000
Pori, Finland | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		39,000,000	10,000,000	6,000,000	18,000,000
Additional restructuring charges remaining		78,000,000		78,000,000
Plant shut down costs		36,000,000	1,000,000	3,000,000	5,000,000
Other restructuring costs		3,000,000
Cash plant shutdown costs		1,000,000
Accelerated depreciation		2,000,000	9,000,000	2,000,000	11,000,000
Accrued liabilities		7,000,000		7,000,000
Liabilities non current		$ 29,000,000		29,000,000
Employee benefits				1,000,000	2,000,000
Cash charges			1,000,000	$ 4,000,000	7,000,000
Other plant closure costs			$ 9,000,000		$ 11,000,000
Pori, Finland | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Plant shut down costs						$ 68,000,000
Accelerated depreciation						7,000,000
Employee benefits						1,000,000
Cash charges						69,000,000
Other plant closure costs						9,000,000
Write off of other assets						$ 2,000,000